Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2013	2012

Computer equipment	$225	$238
Office furniture and fixtures	109	113
Leasehold improvements	26	43
Total property and equipment	360	394

Less accumulated depreciation and amortization	(224)	(215)

Property and equipment, net	$136	$179